As filed with the Securities and Exchange Commission on October 20, 2021.

Registration Nos. 333-122914
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 38	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 533 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

X immediately upon filing pursuant to paragraph (b) of Rule 485
O on _______, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

O This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Portfolios and Pacific Portfolios for Chase individual flexible premium deferred variable annuity contracts.

Filing fee: None

Supplement dated October 20, 2021 to your variable annuity Prospectus dated May 1, 2021 for the variable annuity contracts issued by Pacific Life & Annuity Company

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Prospectus for your Contract, as supplemented (the “Prospectus”). All information in your Prospectus dated May 1, 2021, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein.  “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 748-6907, or online at www.PacificLife.com. Please retain it for future reference.

Effective on or about November 1, 2021, the Variable Investment Options table in the YOUR INVESTMENT OPTIONS section is amended to include the following:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER/INVESTMENT ADVISER
All Portfolios offered are Class I.
Intermediate Bond Portfolio	Seeks to maximize total return.	J.P. Morgan Investment Management Inc.
ESG Diversified Growth Portfolio	Seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.	Pacific Life Fund Advisors LLC
International Growth Portfolio	Seeks long-term growth of capital.	ClearBridge Investments, LLC

Pacific Select Fund Portfolio Investment Adviser/Manager Changes

Effective on or about November 1, 2021, the Investment Adviser/Manager for the International Small-Cap Portfolio will change from Franklin Advisers, Inc. to FIAM, LLC.

Form No. NYSUP1021

Prospectus

(Included in Registrant’s Form N-4, File No. 333-122914 Accession No. 001104659-21-051889 filed on April 19, 2021, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-122914 Accession No. 001104659-21-051889 filed on April 19, 2021, and incorporated by reference herein.)

Part II

PART C: OTHER INFORMATION (Pacific Portfolios and Pacific Portfolios for Chase Variable Annuity)

Item 24. Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1) Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2020 and for each of the periods presented, included in Part B, include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Financial Highlights Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2) Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2020 and 2019, and for each of the two years in the period ended December 31, 2020, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Admitted Assets, Liabilities and Capital and Surplus-Statutory Basis

Statements of Operations-Statutory Basis

Statements of Capital and Surplus-Statutory Basis

Statements of Cash Flows-Statutory Basis

Notes to Financial Statements-Statutory Basis

(b) Exhibits

1.	(a)

Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w1xay.htm

2.	Not applicable

3.	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311061494/a59510aexv99w3xay.htm

	(b)

Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w3xby.htm

	(c)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d3dc.htm

4.	(a)

Pacific Portfolios — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2116); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xay.htm

	(b)

Qualified Retirement Plan Rider (Form No. 20-24200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xby.htm

	(c)	(1)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xcy.htm

		(2)

403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w4xcyx2y.htm

	(d)

Individual Retirement Annuity Rider (Form No. 20-28900); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xdy.htm

	(e)

Roth Individual Retirement Annuity Rider (Form No. 20-29000); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xey.htm

	(f)

SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xfy.htm

(g)

Stepped-Up Death Benefit Rider (Form No. 20-23500); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xgy.htm

(h)

Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w4xhy.htm

(i)

Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000913/a13454exv99wxiy.htm

(j)	(1)

Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000913/a13454exv99wxjy.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-2152A); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxjyx2y.htm

(k)	(1)

5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-001255, filed on October 19, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906001255/a23688exv4wxky.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxkyx2y.htm

(l)	(1)

Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-000471, filed on April 19, 2007, and incorporated by reference herein. http://www.sec.gov/Archives/edgar/data/1074486/000089256907000471/a20612exv99w4xly.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-2152B); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxlyx2y.htm

(m)

Guaranteed Protection Advantage 3 Rider (Form No. 20-2144); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-001584, filed on December 28, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256907001584/a36601b2exv99w4xmy.htm

(n)	(1)

Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-001584, filed on December 28, 2007, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256907001584/a36601b2exv99w4xny.htm

(2)

Excess Withdrawal Endorsement (Form No. 15-2152); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxnyx2y.htm

(o)

Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxoy.htm

(p)

Guaranteed Withdrawal Benefit Rider (Form No. 20-2154); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxpy.htm

(q)

Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx4yxqy.htm

(r)

Income Access Rider (Form No. 20-2104); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w4xry.htm

(s)

Core Withdrawal Benefit Rider (Form No. 20-2162); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-09-000476, filed on April 23, 2009, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256909000476/a43324exv99w4xsy.htm

(t)

DCA Plus Fixed Option Rider (Form No. 20-2103); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-09-029427, filed on August 4, 2009, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012309029427/a53117exv99w4xty.htm

(u)

Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-09-070787, filed on December 15, 2009, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012309070787/a54571a1exv99w4xuy.htm

(v)

Core Withdrawal Benefit II Rider (Form No. 20-2178); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w4xvy.htm

(w)

Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-115927, filed on December 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310115927/a58019bexv99w4xwy.htm

(x)

Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-115927, filed on December 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310115927/a58019bexv99w4xxy.htm

(y)

Guaranteed Withdrawal Benefit VII Rider —Single Life (Form No. 20-2204); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w4xxy.htm

(z)

Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205); Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w4xyy.htm

(aa)

Guaranteed Withdrawal Benefit XII Rider — Single Life (Form No. 20-2256); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxhy.htm

(bb)

Guaranteed Withdrawal Benefit XII Rider — Joint Life (Form No. 20-2257); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxiy.htm

(cc)

Guaranteed Withdrawal Benefit X Rider — Single Life (Form No. 20-2258); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313002348/a30005bexv99wx4yxddy.htm

(dd)

Guaranteed Withdrawal Benefit X Rider — Joint Life (Form No. 20-2259); Included in Registration Statement on Form N-4, File No. 333-100907, Accession No. 0000950123-13-002348 filed on April 18, 2013 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012313002348/a30005bexv99wx4yxeey.htm

(ee)

Guaranteed Withdrawal Benefit XIII Rider (Form No. 20-2263); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxly.htm

(ff)

Guaranteed Minimum Accumulation Benefit Rider (Form No. 20-2254); Included in Registration Statement on Form N-4, File No. 333-185329, Accession No. 0000950123-12-013643 filed on December 7, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312013643/a30066n4exv99wx4yxmy.htm

(gg)

Guaranteed Withdrawal Benefit XV Rider — Single Life (Form No. 20-2501); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0001193125-16-544905 filed on April 18, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312516544905/d104518dex994gg.htm

(hh)

Guaranteed Withdrawal Benefit XV Rider — Joint Life (Form No. 20-2502); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0001193125-16-544905 filed on April 18, 2016 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312516544905/d104518dex994hh.htm

5.	(a)

Variable Annuity Application for Pacific Portfolios (Form No. 25-2116); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w5xay.htm

(b)

Variable Annuity Application for Pacific Portfolios for Chase (Form No. N711-5A); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000582/a09440a2exv99w5xby.htm

(c)

Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000404, filed on May 27, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000404/a02470a1exv99w5xby.htm

(d)

Variable Annuity Application for Pacific Portfolios (Form No. 25-2116-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w5xdy.htm

(e)

Variable Annuity Application for Pacific Portfolios for Chase (Form No. 25-2116-1); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w5xey.htm

(f)

Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w5xfy.htm

(g)

Pacific Portfolios for Chase Portfolio Optimization Enrollment/Rider Request Form (Form No. N710-6B); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w5xgy.htm

6.	(a)

Articles of Incorporation of PM Group Life; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xay.htm

(b)

Amended and Restated Articles of Incorporation of PL&A; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xby.htm

(c)

By-laws of Pacific Life & Annuity Company; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w6xcy.htm

7.		Not applicable

8.	(a)

Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w8xay.htm

(b)

Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w8xby.htm

(c)

Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.; Included in Registration Statement on Form N-4, File No. 333-71081, as Exhibit 8(f), Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000248/a03610a1exv99w8xfy.htm

(d)

Fund Participation Agreement Between Pacific Life & Annuity Company, JPMorgan Investment Trust, JPMorgan Investment Advisors Corporation, and JPMorgan Funds Management, Inc.; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256905000582/a09440a2exv99w8xdy.htm

(1)

First Amendment to Fund Participation Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998d1.htm

(e)

Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond); Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256906000561/a12994exv99w8xey.htm

(f)

Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxiy.htm

(g)

Form of BlackRock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.) Participation Agreement and the First and Second Amendments to the Participation Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxgy.htm

(1)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xgyx1y.htm

(2)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-13-399476 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399476/d609145dex998g4.htm

(3)

Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998f5.htm

(4)

Sixth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001104659-19-022279 filed April 18, 2019, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000110465919022279/a19-5865_1ex99d8de6.htm

(h)

Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxhy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xhyx1y.htm

(2)

Addendum to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w8xgyx2y.htm

(3)

Second Amendment to Participation Agreement.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998h3.htm

(4)

Third Amendment to the Participation Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998h4.htm

(i)

Form of AllianceBernstein Investment, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxiy.htm

(j)

Form of BlackRock Distributors, Inc. (formerly called FAM Distributors, Inc.) Administrative Service Agreement and First Amendment to the Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxjy.htm

(1)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i2.htm

(2)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998i3.htm

(3)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998j4.htm

(k)

Form of Franklin Templeton Service, LLC Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001274/a42403bexv99wx8yxky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xkyx1y.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998k2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998k3.htm

(4)

Fourth Amendment to Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998k4.htm

(l)

Form of AIM Variable Insurance Funds Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xly.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xlyx1y.htm

(m)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xmy.htm

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dm1.htm

(n)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xny.htm

(o)

Form of GE Investments Funds, Inc. Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xoy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xoyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998n3.htm

(p)

Form of GE Investment Distributors, Inc. Fund Marketing and Investor Service Agreement (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xpy.htm

(q)

Form of Van Kampen Life Investment Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xqy.htm

(r)

Form of Van Kampen Funds, Inc. Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xry.htm

(s)

Form of Van Kampen Asset Management Administrative Services Letter Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000089256908001556/a50111exv99w8xsy.htm

(t)

Form of GE Investments Funds, Inc. Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xty.htm

(1)

First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xtyx1y.htm

(2)

Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998s2.htm

(u)

Form of PIMCO Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xuy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w8xtyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w8xtyx2y.htm

(v)

Form of Allianz Global Investors Distributors LLC Selling Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xvy.htm

(1)

First Amendment to Selling Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dv1.htm

(w)

Form of PIMCO LLC Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037061/a52630exv99w8xwy.htm

(1)

First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998w1.htm

(2)

Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998w2.htm

(3)

Third Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-18-024173 filed on April 16, 2018, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918024173/a18-8051_1ex99d8dw3.htm

(x)

Form of MFS Variable Insurance Trust Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xwy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xwyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012311037694/a56217bexv99w8xwyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998x3.htm

(y)	(1)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012310037538/a54726exv99w8xxy.htm

(2)

Form of MFS Variable Insurance Trust Administrative Services Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998y2.htm

(3)

Form of MFS Variable Insurance Trust Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dy3.htm

(z)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xzy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xzyx1y.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xzyx2y.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-20-045945 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920045945/a20-9711_1ex99d8z3.htm

(aa)

Service Contract with Fidelity Distributors Corporation; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xaay.htm

(1)

Amendment to Service Contract; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xaayx1y.htm

(bb)

Participation Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xbby.htm

(1)

First Amendment to Participation Agreement.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998bb1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998bb2.htm

(cc)

Administrative Services Agreement with First Trust Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xccy.htm

(1)

First Amendment to Administrative Services Agreement.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998cc1.htm

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998ee2.htm

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998cc3.htm

(dd)

Support Agreement with First Trust Advisors L.P.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095012312006362/a59714bexv99w8xddy.htm

(1)

First Amendment to Support Agreement.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998dd1.htm

(2)

Second Amendment to Support Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998dd2.htm

(ee)

Form of American Century Investment Services, Inc. Participation Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxjjy.htm

(ff)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-150092, Accession Number 0000950123-12-006370 filed on April 23, 2012. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000095012312006370/a59859bexv99wx8yxkky.htm

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998ff1.htm

(gg)

Participation Agreement with Janus Aspen Series; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxky.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998gg1.htm

(2)

Second Amendment to Participation Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998gg2.htm

(hh)

Distribution and Shareholder Service Agreement with Janus Distributors LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxly.htm

(1)

First Amendment to Distribution and Shareholder Service Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dhh1.htm

(ii)

Administrative Services Agreement with Janus Capital Management LLC; Included in Registrant’s Form N-6, File No. 333-118913, Accession Number 0000892569-07-000444 filed on April 16, 2007. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxmy.htm

(jj)

Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xxy.htm

(kk)

Form of Lord Abbett Series Fund, Inc. Service Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xyy.htm

(ll)

Form of Lord Abbett Series Fund, Inc. Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0000950123-10-067409 filed on July 23, 2010, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/935823/000095012310067409/a56357exv99w8xzy.htm

(mm)

Form of Lord Abbett Series Fund, Inc. Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998mm.htm

(1)

First Amendment to Support Payment Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998mm1.htm

(nn)

Participation Agreement with Van Eck Worldwide Insurance Trust; Included in Registrant’s Form N-6, File No. 033-21754, Accession No. 0000892569-05-000254 filed on April 19, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256905000254/a05877a1exv99wx8yxqy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-12-503063 filed on December 14, 2012 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312512503063/d437987dex998nn1.htm

(oo)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-13-399476 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399476/d609145dex998oo.htm

(1)

First Amendment to Fund Participation and Service Agreement.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998oo1.htm

(2)

Second Amendment to Fund Participation and Service Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998oo2.htm

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998oo3.htm

(pp)

Business Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-13-399476 filed on October 15, 2013, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312513399476/d609145dex998pp.htm

(qq)

Participation Agreement with Ivy Funds Variable Insurance Portfolios.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-14-142410 filed on April 14, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514142410/d657041dex998pp.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dqq1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dqq2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-18-075040 filed on December 28, 2018 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075040/a18-41632_1ex99dqq3.htm

(4)

Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-21-051889 filed on April 19, 2021 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921051889/a21-3302_1ex99d8dqq4.htm

(rr)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0001193125-14-310483 filed on August 15, 2014, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312514310483/d767575dex998qq.htm

(ss)

Distribution Fee Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998ss.htm

(tt)

Supplemental Payment Agreement with JPMorgan Insurance Trust; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998tt.htm

(1)

First Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998tt1.htm

(2)

Second Amendment to the Supplemental Payment Agreement; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998tt2.htm

(3)

Third Amendment to Supplemental Payment Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998tt3.htm

(uu)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, Inc.; included in Registrant’s Form N-4, File No 333-122914, Accession No. 0001193125-15-127179 filed on April 13, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515127179/d833246dex998uu.htm

(vv)

Participation Agreement with Legg Mason Partners III; Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxpy.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998p1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dvv2.htm

(3)

Third Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-20-045945 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920045945/a20-9711_1ex99d8vv3.htm

(4)

Fourth Amendment to Participation Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-20-045945 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920045945/a20-9711_1ex99d8vv4.htm

(ww)

Service Agreement with Legg Mason Investor Services, LLC; Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 filed via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/832908/000089256907000444/a23397a1exv99wx8yxqy.htm

(1)

First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q1.htm

(2)

Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998q2.htm

(3)

Third Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998q3.htm

(4)

Fourth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-20-045945 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920045945/a20-9711_1ex99d8ww4.htm

(5)

Fifth Amendment to Service Agreement; included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-20-045945 filed on April 13, 2020, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465920045945/a20-9711_1ex99d8ww5.htm

(xx)

Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xrry.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998rr1.htm

(yy)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 19, 2013, File No. 333-153085, Accession Number 0000950123-13-002386. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000095012313002386/a30100bexv99w8xssy.htm

(zz)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-304372 filed August 27, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515304372/d35811dex998yy.htm

(aaa)

Revenue Sharing Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998vv.htm

(bbb)

Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 13, 2013, File No. 333-153085, Accession Number 0001193125-13-473131. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312513473131/d642373dex998uu.htm

(1)

First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153085, Accession No. 0001193125-15-134899 filed April 17, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074487/000119312515134899/d832007dex998uu1.htm

(2)

Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998bbb2.htm

(3)

Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dbbb3.htm

(ccc)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001193125-15-346491 filed October 19, 2015, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000119312515346491/d23739dex998ccc.htm

(ddd)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dddd.htm

(eee)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8deee.htm

(fff)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dfff.htm

(ggg)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-17-023718 filed on April 17, 2017 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465917023718/a16-17102_1ex99d8dggg.htm

(hhh)

Selling Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-18-075040 filed on December 28, 2018 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075040/a18-41632_1ex99dhhh.htm

(iii)

Service Agreement with PIMCO Variable Insurance Trust; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-18-075040 filed on December 28, 2018 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465918075040/a18-41632_1ex99diii.htm

9.

Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered; Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000095013705002003/a02470exv99w9.htm

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors;

11.	Not applicable

12.	Not applicable

13.

Powers of Attorney; Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0001104659-21-051889 filed on April 19, 2021 and incorporated by reference herein. This exhibit can be found at http://www.sec.gov/Archives/edgar/data/1074486/000110465921051889/a21-3302_1ex99d13.htm

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman, President and Chief Executive Officer
Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Chief Executive Officer - Elect and Chief Financial Officer
Jason Orlandi	Director, Executive Vice President and General Counsel
Joseph E. Celentano	Executive Vice President
Joshua D Scott	Senior Vice President, Head of Financial Management, and Chief Accounting Officer
Jane M. Guon	Vice President and Secretary
Craig W. Leslie	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

1) Pacific Portfolios—Approximately	48	Qualified
	25	Non-Qualified

2) Pacific Portfolios for Chase—Approximately	80	Qualified
	62	Non-Qualified

Item 28. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling Pacific Life pursuant to the foregoing provisions, Pacific Life has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 20th day of October, 2021.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	October 20, 2021
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	October 20, 2021
Adrian S. Griggs*

		Director, Chief Executive Officer - Elect and Chief Financial Officer	October 20, 2021
Darryl D. Button*

		Director, Executive Vice President and General Counsel	October 20, 2021
Jason Orlandi*

		Vice President and Secretary	October 20, 2021
Jane M. Guon*

		Senior Vice President, Head of Financial Management, and Chief Accounting Officer	October 20, 2021
Joshua D Scott*

		Executive Vice President	October 20, 2021
Joseph E. Celentano*

		Vice President and Treasurer	October 20, 2021
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		October 20, 2021
Brandon J. Cage
as attorney-in-fact

(Powers of Attorney are contained in Post Effective Amendment No. 37 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-122914, Accession No. 0001104659-21-051889, filed on April 19, 2021, as Exhibit 13.)